Taxes on Income - Schedule of loss (Income) Before Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of loss (Income) Before Taxes on Income [Abstract]
Domestic	$ 3,345	$ 714	$ 1,293
Foreign operations (Beamr Inc. and Beamr Imaging RU)	(38)	(58)	(97)
Loss (income) before taxes on income	$ 3,307	$ 656	$ 1,196